INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, Current	$ 0	$ 192,305
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	500,000,000	500,000,000
Common stock, issued shares	108,988,461	105,450,000
Common stock, outstanding shares	108,988,461	105,450,000